INVESTMENTS	12 Months Ended
Jun. 30, 2026
EBP 1998
EBP, Schedule of Asset Held for Investment [Line Items]
INVESTMENTS	INVESTMENTS
The Plan’s investment in Company common stock experienced net appreciation in value as follows for the years ended June 30, 2026, 2025, and 2024:

	2026	2025	2024
	€	€	€
The Procter & Gamble Company
common stock
Net appreciation/ (depreciation) as follows	(55,871)	(192,839)	51,259

The realized gain on sales of Company common stock for the years ended June 30, 2026, 2025 and 2024 was determined using an average cost method as follows:

	2026	2025	2024
	€	€	€
Proceeds on sales of shares	170,189	546,393	462,141
Cost	(149,835)	(450,566)	(369,583)
Realised gain on sales of shares	20,354	95,827	92,558